Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 30, 2012
Payables And Accruals [Abstract]
Summary of Other Accrued Liabilities

A summary of other accrued liabilities is as follows:

	As Of
	January 1, 2012	December 30, 2012
Gift certificate	$4,851	$5,423
Sales and use tax liabilities	2,745	4,852
Interest	4,191	4,690
Workers’ compensation / general liability reserves	3,016	3,093
Medical insurance claim reserves	1,247	2,738
Accrued occupancy related (CAM, property taxes, etc.)	2,095	2,456
Closed store reserves	1,219	1,349
Unamortized lease incentives	712	1,308
Other	924	1,652

Total	$21,000	$27,561